Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000156024 | 34528069Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156024 | 34527885Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156024 | 34528019Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156024 | 34528041S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156024 | 34527868Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156024 | 34528053Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | 34527879Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 34527892The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156024 | 34528005Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | 34528001Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156024 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156024 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156024 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156024 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156024 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156024 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000156024 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000156024 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000156024 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000156024 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000240327 | 34605976Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240327 | 34605780Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240327 | 34606005NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240327 | 34605790Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240327 | 34605799Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240327 | 34606093Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240327 | 34605948Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240327 | 34606043Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240327 | 34605851Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240327 | 34605918Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000240327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002468 | 34528124Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002468 | 34528134Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002468 | 34528216Roper Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002468 | 34528149J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002468 | 34528109Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002468 | 34528167KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 34528237TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002468 | 34528209Republic Services Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 34528144Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002468 | 34528221Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000002468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000002468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000002467 | 34527112Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002467 | 34527237Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002467 | 34527101Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002467 | 34527276Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002467 | 34527138KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002467 | 34527045Agilent Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002467 | 34527227Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002467 | 34527090CoStar Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | 34527169Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | 34527163Mettler-Toledo International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002467 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000002467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002470 | 34528069Verizon Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002470 | 34527885Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002470 | 34528019Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002470 | 34528041S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002470 | 34527868Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002470 | 34528053Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | 34527879Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 34527892The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002470 | 34528005Micron Technology Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | 34528001Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000002470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000156023 | 34528124Fidelity National Information Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156023 | 34528134Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156023 | 34528216Roper Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156023 | 34528149J.B. Hunt Transport Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156023 | 34528109Cboe Global Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156023 | 34528167KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 34528237TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156023 | 34528209Republic Services Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 34528144Hologic Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156023 | 34528221Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156023 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000156022 | 34527112Guidewire Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156022 | 34527237Teradyne Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156022 | 34527101Equifax Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156022 | 34527276Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156022 | 34527138KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156022 | 34527045Agilent Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156022 | 34527227Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156022 | 34527090CoStar Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | 34527169Monolithic Power Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | 34527163Mettler-Toledo International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156022 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156022 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156022 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000156022 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000156022 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156022 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000156022 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000156022 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240326 | 34605976Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240326 | 34605780Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240326 | 34606005NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240326 | 34605790Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240326 | 34605799Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240326 | 34606093Visa Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240326 | 34605948Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240326 | 34606043Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240326 | 34605851Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240326 | 34605918Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240326 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240326 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240326 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240326 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240326 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240326 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240326 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000240326 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%